Fair Value Measurements (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010 Liftboat	Dec. 31, 2009	Mar. 31, 2010
Schedule of Equity Method Investments [Line Items]
Reduction in value of equity-method investments				$ 36,486,000
Fair Value Measurements (Textual) [Abstract]
Interest rate swap agreement for a notional amount		150,000,000			150,000,000
Percentage of semi annual interest to be received at Fixed Rate					6.875%
Derivative Instrument, Interest Rate Adjustment Interval					90 days
Amount of liftboat components wrote off on long lived assets		46,100,000
Amount of liftboat components wrote off	32,000,000	35,800,000	32,000,000
Number Of Partially Completed Foot Class Liftboats			2
Impairment of Long-Lived Assets Held-for-use		(35,762,000)	(32,004,000)	(119,844,000)
Beryl Oil and Gas LP [Member]
Schedule of Equity Method Investments [Line Items]
Reduction in value of equity-method investments				$ 36,500,000